Commitments, contingent liabilities and legal proceedings - Indus Tower merger (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Contingent liabilities and legal proceedings
Initial dividend paid	€ 2,796	€ 2,665	€ 4,624